Related Party Transactions	12 Months Ended
Feb. 28, 2026
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Four Seasons Online Education (Cayman) Inc.("FSOL")	Equity method investee of the Group
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	Equity method investee of the Group
Four Seasons Online Education (HK) Inc.("FSOL (HK)")	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd.("Fuxi Network")	Equity method investee of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin Travel")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jing’an Dangdai Art Training School ("Dangdai")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Yang Huining, Ma Lichao, Yang Hongguan, Tao Jingyu	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")	Wholly-owned subsidiary of the non-controlling shareholder of the Group
Shanghai Jiading Four Seasons Bole Training School ("Bole")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Publishing House ("ESNU Publishing")	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Changning Four Seasons Training School ("Changning FSTS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Minhang Four Seasons Culture Training School ("Minhang FSCS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Xinhao Consulting Management Co., Ltd ("Xinhao Consulting")	Non-controlling interest shareholder of the Group
Shanghai Xuhui Four Seasons Training School ("Xuhui FSTS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Pudong New District Four Seasons Educational Training School ("Pudong FSETS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Jiangxi Wuyuan Tourism Co., Ltd ("Wuyuan Tourism")	Non-controlling interest shareholder of the Group
Yichang Changle Urban Construction Investment and Development Co., LTD (Yichang Changle)	Non-controlling interest shareholders

The Group entered into the following transactions with its related parties:

	For the Years Ended
	February 29	February 28	February 28
	2024	2025	2026
	RMB	RMB	RMB	USD
Services provided to related parties
Jiaxin Travel (1)	1,153	7	—	—
SHFSOS (2)	884	—	—	—
Dangdai (3)	246	413	14	2
ESNU Publishing (4)	56	—	—	—
Bole (5)	30	—	—	—
Total	2,369	420	14	2
Purchases of services provided by related parties
SHFSOS (2)	253	6,593	—	—
ESNU E&A Publishing (4)	146	94	179	26
Xinhao Consulting(6)	—	300	1,360	198
Wuyuan Tourism(7)	—	1,232	796	116
Total	399	8,219	2,335	340
Short-term lease and comprehensive revenue services from related parties
Bole (5)	1,085	2,800	1,300	190
Changning FSTS (8)	—	1,800	2,000	292
Minhang FSCS (8)	—	600	1,100	160
Xuhui FSTS(8)	—	1,600	—	—
Pudong FSETS (8)	—	—	1,600	233
Dangdai (3)	3,025	4,300	1,200	175
Total	4,110	11,100	7,200	1,050
Loan to related parties
Dangdai (9)	3,785	—	—	—
Bole (9)	300	—	—	—
Pudong FSETS (9)	—	—	800	117
Non-controlling interest shareholders of subsidiaries (9)	583	—	—	—
Others (9)	95	—	—	—
Total	4,763	—	800	117

(1) The Group provided tourism service to Jiaxin Travel.

(2) The Group provided course design and development services, digital learning system, student management platform and promotional assistance service to SHFSOS, and charged service fee accordingly. The Group also purchased IT support service from SHFSOS and purchased learning service for the online course from SHFSOS and recognized related cost of revenue.

(3) The Group sold textbooks for the course 'Math point to point' to Shanghai Jing'an Dangdai Art Training School ('Dangdai') and recognized related revenue. The Group also rent operation space from Dangdai, and purchased school reception, management, and cleaning service from Dangdai and recognized related cost of revenue.

(4) The Group charged service fee from ESNU E&A Publishing for the copyright use of the Group's self-developed book series. The Group also purchased printing service for the self-developed book series from ESNU E&A Publishing and recognized related expense.

(5) The Group provided labor outsourcing service to Bole and recognizes related revenue. The Group also rent operation space from Bole, and purchased school reception, management, and cleaning service from Bole and recognized related cost of revenue.

(6) The Group purchased comprehensive consulting service from Xinhao Consulting and recognized related expense.

(7) The Group paid Wuyuan Tourism for the resource usage fee in Wuyuan and recognized related cost of revenue.

(8) The Group rent operation space, and purchased school reception, management, and cleaning service from Changning FSTS, Minhang FSCS and Xuhui FSTS and recognized related cost of revenue.

(9) The Group makes loans to related parties to support their daily operations. The loans are interest-free, unsecured, and due on demand.

The following tables present amounts due from and to related parties as of February 28, 2025 and 2026:

	As of
	February 28,	February 28,
	2025	2026
	RMB	RMB	USD
Amount due from related parties
Pudong FSETS (1)	—	800	117
Dangdai (2)	1,124	—	—
ESNU E&A Publishing (3)	1,625	—	—
Non-controlling interest shareholders of VIE’s subsidiaries (4)	582	583	85
Total	3,331	1,383	202
Amounts due to related parties
FSOL (Cayman) (5)	1,252	1,208	176
Changning FSTS (6)	400	—	—
Minhang FSCS (7)	300	—	—
Xinhao Consulting (8)	300	600	87
Bole (9)	500	—	—
Dangdai (10)	500	—	—
ESNU E&A Publishing (11)	468	—	—
Wuyuan Tourism (12)	1,232	253	37
Non-controlling interest shareholders of VIE's subsidiaries (13)	300	300	44
Yichang Changle (14)	—	2,648	386
Others	4	—	—
Total	5,256	5,009	730

(1) The amount represents the receivable from course design and development services, digital learning system, student management platform and promotional assistance service provided to SHFSOS.

(2) The amount mainly represents the loan lent to Dangdai. The Group recorded a full allowance and write-off of RMB1,090 (US$159) in amount due from Dangdai as it’s determined to be uncollectible in the year ended February 28, 2026.

(3) The amount represents the prepayments for book printing service provided by ESNU E&A Publishing. The Group recorded a full allowance and write-off of RMB1,013 (US$148) in amount due from ESNU E&A Publishing as it’s determined to be uncollectible in the year ended February 28, 2026.

(4) The amount represents the loans to non-controlling shareholders, which were interest-free, unsecured, and due on demand.

(5) The amount represents the Group’s deposit in bank on behalf of the FSOL (CAYMAN).

(6) The amount represents the Group's payable to Changning FSTS for short-term lease and auxiliary service cost.

(7) The amount represents the Group's payable to Minhang FSCS for short-term lease and auxiliary service cost.

(8) The amount represents the Group's payable to Xinhao Consulting for comprehensive consulting services.

(9) The amount represents the Group's payable to Bole for short-term lease and auxiliary service cost.

(10) The amount represents the Group's payable to Dangdai for short-term lease and auxiliary service cost.

(11) The amount represents the advance from ESNU E&A Publishing for copyright use.

(12) The amount represents the Group's payable to Wuyuan Tourism for resource usage fee.

(13) The amount represents the loans from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.

(14) The amount represents the compensation cost claimed by Yichang Changle for the contract dispute.